STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)		Common Stock	Additional Paid-in Capital	Retained Earnings	Total Equity
Stockholders' Equity at Dec. 19, 2007		$ 0	$ 0	$ 0	$ 0
Shares, Outstanding at Dec. 19, 2007		0	0	0	0
Stock Issued During Period to Directors, Value, New Issues		40,000	(35,000)	0	5,000
Stock Issued During Period to Directors, Shares, New Issues	[1]	400,000,000
Stock Issued During Period, Value, New Issues		11,042	44,166	0	55,208
Stock Issued During Period, Shares, New Issues	[1]	110,416,000
Net Income (Loss) for the period		0	0	(85)	(85)
Stockholders' Equity at May. 31, 2008		51,042	9,166	(85)	60,123
Shares, Outstanding at May. 31, 2008	[1]	510,416,000
Net Income (Loss) for the period		0	0	(50,170)	(50,170)
Stockholders' Equity at May. 31, 2009		51,042	9,166	(50,255)	9,953
Shares, Outstanding at May. 31, 2009	[1]	510,416,000
Net Income (Loss) for the period		0	0	(50,744)	(50,744)
Stockholders' Equity at May. 31, 2010		51,042	9,166	(100,999)	(40,791)
Shares, Outstanding at May. 31, 2010	[1]	510,416,000
Net Income (Loss) for the period		0	0	(39,431)	(39,431)
Stockholders' Equity at Aug. 31, 2010		$ 51,042	$ 9,166	$ (140,430)	$ (80,222)
Shares, Outstanding at Aug. 31, 2010	[1]	510,416,000

[1]	Note 1 - The number of issued and outstanding shares of common stock has been adjusted to reflect an 80:1 forward split effective August 3, 2010